The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating(1) (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES 95.8%

	ALABAMA 0.9%
$125,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Ser. A, 5.00%, 9/1/30	Aa1	$155,225
100,000	Birmingham-Jefferson Civic Center Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/36	Aa3	111,542
125,000	Water Works Board of the City of Birmingham (The), Revenue Bonds, Subser. B, 5.00%, 1/1/33	Aa3	150,854
			417,621
	ALASKA 0.6%
250,000	Alaska Housing Finance Corp., State Capital Project, Refunding Revenue Bonds, Ser. B, 4.00%, 12/1/36	Aa2	291,908

	ARIZONA 1.5%
175,000	Arizona Industrial Development Authority (Phoenix Children's Hospital), Revenue Bonds, 5.00%, 2/1/33	A1	225,635
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa	258,847
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1	235,301
			719,783

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	CALIFORNIA 17.7%
$40,000	Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Ser. F-1, 5.00%, 4/1/56	Aa3	$50,151
150,000	California Educational Facilities Authority Stanford University, Revenue Bonds, 5.25%, 4/1/40	Aaa	222,601
65,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	NR(2)	75,497
90,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	Aa3	103,136
90,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Stanford Hospital, Ser. B, 5.00%, 8/15/55	A1	103,992
150,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Saltel Packard Children's, Ser. A, 5.00%, 8/15/43	A1	167,483
100,000	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Ser. A, 5.00%, 11/15/37	Aa3	123,920
100,000	California State Public Works Board, Revenue Bonds, Department of Education, Ser. H, 5.00%, 4/1/31	Aa3	123,036
200,000	California State Public Works Board, Revenue Bonds, Ser. H, 5.00%, 12/1/24	Aa3	233,290
150,000	California State University Systemwide, Revenue Bonds, Ser. A, 5.00%, 11/1/34	Aa2	184,275
180,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Ser. A, 4.38%, 3/1/44	A(3)	200,350
250,000	City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds, Ser. D, 3.00%, 11/1/45	Aa2	264,856
250,000	Cupertino Union School District, General Obligation Unlimited, Election 2012, Ser. C, 4.00%, 8/1/40	Aa1	279,962
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (4)	A2	417,396
75,000	East Bay Municipal Utility District Water System Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/40	Aa1	84,192
250,000	El Cajon Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, BAM Insured, 5.00%, 10/1/35	AA(3)	310,235
150,000	Fresno Joint Powers Financing Authority Lease (Master Lease Projects), Revenue Refunding Bonds, Ser. A, AGM Insured, 5.00%, 4/1/34	A2	179,386
300,000	Golden State Tobacco Securitization Corp., Asset-Backed Bonds, Ser. A, 5.00%, 6/1/32	Aa3	351,660
170,000	Long Beach Unified School District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/48	Aa2	179,061
215,000	Long Beach Unified School District, General Obligation Unlimited, Ser. E, 5.00%, 8/1/41	Aa2	255,975
200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	Aa2	221,714
115,000	Los Angeles Unified School District, Election 2005, General Obligation Unlimited, Ser. M-1, 5.00%, 7/1/36	Aa3	141,932
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1	336,240
60,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. F, 5.00%, 7/1/28	Aa1	63,617
150,000	Modesto Irrigation District Electric System, Revenue Bonds, Ser, 5.00%, 10/1/32	A+(3)	182,918
225,000	Napa Valley Unified School District, General Obligation Unlimited, Ser. A, 5.00%, 8/1/28	A1	274,619
200,000	Oxnard Financing Authority, Green Bonds, Refunding Revenue Bonds, Ser. A, BAM Insured, 4.00%, 6/1/51	AA(3)	230,762
185,000	Oxnard Financing Authority, Revenue Bonds, BAM Insured, 5.00%, 6/1/35	AA(3)	228,340
100,000	Pomona Unified School District, General Obligation Unlimited, Ser. D, 4.00%, 8/1/38	Aa3	119,369
65,000	Roseville Natural Gas Financing Authority, Revenue Bonds, 5.00%, 2/15/27	A2	79,432
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24	Aa3	58,935
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3	165,446
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2	262,182
60,000	San Diego Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, Ser. A, 5.00%, 9/1/35	AA(3)	71,925
500,000	San Diego Unified School District, General Obligation Unlimited, Election 2012, Ser. I, 5.00%, 7/1/47	Aa2	614,919

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating(1) (unaudited)	Value

$100,000	San Francisco City & County Airport Commission San Francisco International Airport, Second Series Revenue Bonds, Ser. E, 5.00%, 5/1/48	A1	$119,849
200,000	San Francisco City & County Redevelopment Agency Successor Agency, Ser. A, 5.00%, 8/1/35	A(3)	233,571
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1	216,770
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-(3)	155,522
220,000	Southern California Public Power Authority, Mead-Adelanto Project, Authority Interest, Revenue Bonds, Ser. A, 5.00%, 7/1/29	Aa2	263,463
150,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 5.00%, 8/1/26	Aa2	184,753
125,000	Union City Community Redevelopment Agency, Ser. B, 5.00%, 10/1/31	AA-(3)	155,161
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3	177,040
175,000	Whittier City School District, General Obligation Limited, Ser. D, 3.00%, 8/1/44	Aa3	187,082
			8,656,015
	COLORADO 1.4%
175,000	Buffalo Ridge Metropolitan District, General Obligation Unlimited, Ser. A, BAM Insured, 4.00%, 12/1/47	A3	197,428
200,000	Colorado Health Facilities Authority, Adventhealth Obligated Group, Refunding Bonds, 4.00%, 11/15/43	Aa2	231,368
225,000	State of Colorado, Building Excellent Scholl, Certificate Participation, Ser. J, 5.00%, 3/15/37	Aa2	271,098
			699,894
	CONNECTICUT 1.7%
105,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa	105,424
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty-Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3	266,148
150,000	State of Connecticut Transportation Infrastructure Purposes, Special Tax Obligation, Revenue Bonds, Ser. B, 5.00%, 10/1/27	A+(3)	188,129
210,000	State of Connecticut, General Obligation Unlimited, Ser. C, 4.00%, 6/1/39	A1	246,678
			806,379
	DELAWARE 0.6%
265,000	Delaware Transportation Authority, US 301 Project, Revenue Bonds, 5.00%, 6/1/45	Aa3	304,622

	DISTRICT OF COLUMBIA 0.5%
70,000	District of Columbia, Ser. G, 5.00%, 12/1/36	AAA(3)	72,112
145,000	District of Columbia Income, General Obligation Unlimited, Ser. A, 5.00%, 6/1/43	Aaa	178,511
			250,623

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	FLORIDA 4.8%
$140,000	Central Florida Expressway Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/37	A1	$157,509
180,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/47	A1	224,466
100,000	City of Marco Island, Florida Utility System Revenue, Revenue Bonds, 4.00%, 10/1/38	Aa3	111,857
185,000	City of Miami Beach Florida Water & Sewer Revenue, Revenue Bonds, 5.00%, 9/1/36	Aa3	227,831
180,000	County of Miami-Dade Florida Aviation Revenue, Revenue Bonds, 5.00%, 10/1/41	A-(3)	212,190
250,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/40	Aa1	294,351
125,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/45	Aa1	146,097
240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A1	267,270
185,000	Florida Housing Finance Corp., Revenue Bonds, Ser. 1, (GNMA/FNMA/FHLMC), 4.00%, 7/1/49	Aaa	201,578
125,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A3	132,342
325,000	Orange County Health Facilities Authority, Revenue Bonds, Ser. A, 5.00%, 10/1/39	A2	381,516
			2,357,007
	GEORGIA 0.7%
350,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	358,398
	GUAM 0.3%
120,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/39	A2	133,096
	HAWAII 0.7%
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1	117,254
185,000	State of Hawaii, General Obligation Unlimited, Ser. FG, 4.00%, 10/1/35	Aa2	209,528
			326,782
	ILLINOIS 1.6%
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2	105,270
100,000	County of Cook IL Sales Tax Revenue, Refunding Revenue Bonds, 4.00%, 11/15/40	AA-(3)	112,324
100,000	County of Cook IL Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, 4.00%, 11/15/41	AA-(3)	116,266
130,000	Illinois Finance Authority, Green Bonds, Revenue Bonds, 5.00%, 7/1/34	AAA(3)	168,772
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	A1	172,201
100,000	Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Ser. A, 5.00%, 12/1/44	AA(3)	114,447
			789,280
	INDIANA 0.3%
135,000	Indiana Municipal Power Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/42	A1	160,855
	KANSAS 0.6%
250,000	State of Kansas Department of Transportation, Revenue Bonds, Ser. A, 5.00%, 9/1/32	Aa2	310,416
	KENTUCKY 0.5%
110,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Ser. A, AGM Insured, 4.00%, 6/1/37	A2	122,244
125,000	Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds, 4.00%, 6/1/23	Aa3	133,601
			255,845

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating(1) (unaudited)	Value

	LOUISIANA 1.2%
$300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, City of Bossier City, 5.00%, 11/1/26	Aa3	$359,681
100,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Women's Hospitals Foundation Projects, 5.00%, 10/1/44	A2	117,391
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1	97,574
			574,646
	MAINE 0.9%
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2	230,275
80,000	Maine State Housing Authority (Mortgage), Revenue Bonds, Ser. A, 3.80%, 11/15/39	Aa1	87,199
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3	105,526
			423,000
	MARYLAND 0.6%
130,000	City of Baltimore, Maryland Subordinate (Water Projects), Revenue Bonds, Ser. A, 5.00%, 7/1/31	Aa3	156,765
100,000	County of Anne Arundel, Maryland, General Obligation Limited, 5.00%, 10/1/36	Aa1	120,457
			277,222
	MASSACHUSETTS 5.5%
100,000	City of Fall River MA, General Obligation Limited, 5.00%, 12/1/28	Aa2	129,023
75,000	Commonwealth of Massachusetts, Revenue Bonds, 5.50%, 1/1/30	A1	97,544
250,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1	259,089
175,000	Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A-1, 5.00%, 7/1/36	Aa3	214,360
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Revenue Bonds, Ser. D, 5.00%, 7/1/44	Baa2	280,777
75,000	Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 7/1/36	NR(2)	75,861
250,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Revenue Bonds, 3.63%, 7/1/37	BBB+(3)	269,175
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	632,317
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2	256,475
165,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 11/15/46	Aa2	198,121
250,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	Aa3	262,385
			2,675,127

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	MICHIGAN 2.0%
$200,000	Jackson Public Schools County of Jackson, Michigan 2018 School Building and Site Bonds, General Obligation Unlimited, 5.00%, 5/1/48	Aa1	$239,699
250,000	Michigan Finance Authority, Henry Ford Health System, Revenue Bonds, 4.00%, 11/15/46	A2	277,240
120,000	Michigan State Building Authority, Revenue Bonds, Ser. I, 5.00%, 10/15/32	Aa2	145,398
150,000	Port Huron Area School District, General Obligation Unlimited, AGM Insured, 4.00%, 5/1/42	A2	163,207
105,000	Southfield Public Schools, Refunding, General Obligation Unlimited, 5.00%, 5/1/28	Aa1	131,737
			957,281
	MINNESOTA 0.9%
110,000	County of Jackson, Minnesota Capital Improvement Plan, General Obligation Unlimited, Ser. C, 3.00%, 2/1/38	AA(3)	117,122
165,000	Minnesota Housing Finance Agency, Revenue Bonds, Ser. I, 2.15%, 7/1/45	Aa1	162,260
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa	181,576
			460,958
	MISSISSIPPI 0.2%
90,000	Mississippi Development Bank, Jackson Public School District Limited, Revenue, Refunding Revenue Bonds, Ser. A, 5.00%, 4/1/27	A+(3)	106,824
	MISSOURI 0.9%
120,000	Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Refunding Revenue Bonds, Ser. C, 4.00%, 11/15/37	A1	135,010
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1	175,065
125,000	Missouri Housing Development Commission Single Family Mortgage (First Place Homeownership Loan Program), Revenue Bonds, (GNMA/FNMA/FHLMC), 4.25%, 5/1/49	AA+(3)	138,723
			448,798
	NEBRASKA 0.2%
95,000	Public Power Generation Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/38	A2	113,237
	NEVADA 2.2%
250,000	Clark County School District, General Obligation Unlimited, Ser. A, 4.00%, 6/15/35	A1	286,724
230,000	Clark County School District, General Obligation Unlimited, Ser. C, 5.00%, 6/15/29	A1	283,811
200,000	County of Clark, Stadium Improvement, General Obligation Limited, Ser. A, 5.00%, 5/1/48	Aa1	241,615
240,000	Las Vegas Valley Water District, General Obligation Limited, Ser. A, 3.38%, 6/1/38	Aa1	262,844
			1,074,994
	NEW HAMPSHIRE 0.7%
95,000	New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Issue, Refunding Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3	113,431
200,000	New Hampshire Housing Finance Authority, Revenue Bonds, Ser. 1, 3.75%, 7/1/54	Aaa	213,852
			327,283

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating(1) (unaudited)	Value

	NEW JERSEY 5.4%
$135,000	County of Essex NJ, General Obligation Limited, Ser. A, 4.00%, 9/1/29	Aaa	$159,695
170,000	New Jersey Economic Development Authority, Refunding Revenue Bonds, Ser. B, 5.00%, 11/1/27	Baa1	209,922
270,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. AAA, 5.50%, 6/15/27	Baa1	333,552
150,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. B, 5.00%, 6/15/38	Baa1	182,274
30,000	New Jersey Institute of Technology, Revenue Bonds, Prerefunded, Ser. A, 5.00%, 7/1/42	NR(2)	31,777
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa	1,011,193
165,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 1/1/29	A2	174,986
100,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, 5.00%, 1/1/35	A2	108,438
110,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B, AMBAC Insured, 5.25%, 12/15/23	Baa1	123,929
150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB, 4.00%, 6/15/36	Baa1	168,977
150,000	North Bergen Township Board of Education, General Obligation Limited, BAM Insured, 2.50%, 2/1/40	AA(3)	148,860
			2,653,603
	NEW MEXICO 0.6%
250,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Ser. A, 5.00%, 7/1/24	Aa2	287,258

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	NEW YORK 13.8%
$210,000	Battery Park City Authority, Revenue Bonds, Ser. B, 4.00%, 11/1/41	Aaa	$248,955
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2	253,962
105,000	County of Nassau NY, General Obligation Limited, BAM Insured, 5.00%, 10/1/29	A2	127,666
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2	252,979
175,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/41	A2	207,147
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2	206,010
150,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. C-1, 5.00%, 11/15/29	A3	184,074
500,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Subser. C-1, 5.00%, 11/15/34	A3	575,070
100,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/34	Aa1	109,924
65,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. EE, 5.00%, 6/15/45	Aa1	73,481
60,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. FF, 5.00%, 6/15/45	Aa1	63,303
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. 1, 4.00%, 7/15/36	Aa3	112,053
300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1	301,311
120,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1	138,073
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. B-1, 5.00%, 8/1/32	Aa1	181,076
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. A-1, 5.00%, 8/1/31	Aa1	228,979
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. B-1, 5.00%, 8/1/39	Aa1	226,995
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/32	Aa1	297,783
245,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/40	Aa1	287,150
170,000	New York Convention Center Development Corp., Hotel Unit Fee Secured, Refunding Revenue Bonds, 5.00%, 11/15/40	A1	192,512
100,000	New York State Dormitory Authority, Revenue Bonds, Barnard College, Ser. A, 5.00%, 7/1/30	A2	116,603
50,000	New York State Dormitory Authority, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3	51,817
150,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa2	150,382
250,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa2	272,378
125,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues, Ser. 1, 5.00%, 1/15/31	Aa3	152,917
200,000	New York State Urban Development Corp., Refunding Revenue Bonds, Ser. A, 4.00%, 3/15/44	Aa2	227,961
250,000	New York State Urban Development Corp., State Personal Income Tax Revenue, Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa2	297,075
150,000	New York State, General Obligation Unlimited, Fiscal 2015, Ser. A, 5.00%, 8/1/26	Aa2	172,270
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy-First Series, 4.00%, 7/15/38	Aa3	102,319
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3	379,135
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. B, 5.00%, 11/15/36	Aa3	301,717
185,000	Utility Debt Securitization Authority, Restructuring Refunding Revenue Bonds, Ser. A, 5.00%, 12/15/35	Aaa	223,215
			6,716,292

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating(1) (unaudited)	Value

	NORTH CAROLINA 3.0%
$100,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/31	Aa3	$122,649
135,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/36	Aa2	160,382
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	BBB (3)	313,076
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2	395,416
150,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2	158,468
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1	315,771
			1,465,762
	NORTH DAKOTA 0.3%
135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa	138,194

	OHIO 2.3%
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA- (3)	210,083
250,000	City of Cleveland, Ohio Water Pollution Control, Green Bonds, Revenue Bonds, 5.00%, 11/15/45	Aa3	288,880
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa2	333,410
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2	286,603
			1,118,976
	OKLAHOMA 0.9%
135,000	Grand River Dam Authority, Revenue Bonds, Ser. A, 5.00%, 6/1/27	A1	166,819
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA- (3)	255,998
			422,817
	OREGON 1.5%
210,000	City of Portland OR Sewer System Revenue, Revenue Bonds, Ser. A, 3.00%, 3/1/38	Aa2	232,986
280,000	County of Multnomah Oregon, General Obligation Unlimited, 4.00%, 6/1/42	Aaa	317,651
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2	175,675
			726,312

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	PENNSYLVANIA 4.4%
$200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	A+ (3)	$206,366
160,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	A2	195,044
500,000	Delaware River Pennsylvania, Joint Toll Bridge Commission, Revenue Bonds, 5.00%, 7/1/36	A1	609,437
500,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Revenue Bonds, Ser. AS, 5.00%, 6/15/28	Aa3	598,611
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA (3)	113,055
250,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 5.00%, 12/1/35	A2	306,034
100,000	Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A-2, 5.00%, 12/1/24	A1	116,844
			2,145,391
	RHODE ISLAND 0.3%
135,000	Rhode Island Health & Educational Building Corp. Public School, Revenue Bonds, 5.00%, 5/15/28	A1	166,811
	SOUTH CAROLINA 1.4%
75,000	Fort Mill School District No. 4, General Obligation Unlimited, Ser. B, 5.00%, 3/1/27	Aa1	93,748
325,000	South Carolina Public Service Authority, Revenue Bonds, Ser. A, 5.00%, 12/1/38	A2	384,892
210,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Ser. A, 3.00%, 10/1/36	Aa3	220,597
			699,237
	TENNESSEE 1.0%
100,000	City Of Memphis, Tennessee Gas System Revenue Bonds, 5.00%, 12/1/26	Aa1	124,088
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1	262,680
80,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1	84,869
			471,637

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating(1) (unaudited)	Value

	TEXAS 6.7%
$170,000	Brushy Creek Regional Utility Authority, Inc., Water Treatment & Distributions Project, Revenue Bonds, 5.00%, 8/1/34	AA- (3)	$204,144
120,000	City of Arlington, Subordinate Lien Special Tax, Revenue Bonds, Ser. C, BAM Insured, 5.00%, 2/15/33	A3	145,019
125,000	City of Leander, Texas Certificates of Obligation, Parking Facility Improvements, General Obligation Limited, 5.00%, 8/15/32	Aa2	143,160
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2	76,184
90,000	City of McAllen Texas, General Obligation Limited, 5.00%, 2/15/32	AA+ (3)	111,297
150,000	City of San Antonio Texas, Electric & Gas Systems Revenue, Revenue Bonds, 5.00%, 2/1/39	Aa1	180,184
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2	234,717
150,000	Corpus Christi Independent School District, General Obligation Unlimited, (PSF-GTD), 3.00%, 8/15/40	Aaa	163,176
275,000	Dallas Area Rapid Transit, Revenue Bonds, Ser. A, 5.00%, 12/1/36	Aa2	325,316
200,000	El Paso Independent School District, General Obligation Limited, (PSF-GTD), 4.00%, 8/15/43	Aaa	230,521
170,000	Harris County Municipal Utility District No. 82, General Obligation Unlimited, BAM Insured, 2.00%, 10/1/30	AA (3)	176,089
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A1	273,488
110,000	Spring Independent School District, General Obligation Unlimited, PSF-GTD Insured, 4.00%, 8/15/34	Aaa	126,139
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa	113,877
150,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. A, 3.00%, 8/1/35	Aaa	156,378
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3	302,670
150,000	Texas Water Development Board, Revenue Bonds, 3.00%, 10/15/38	AAA (3)	167,391
100,000	Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds, 5.00%, 8/1/33	AAA (3)	124,340
			3,254,090
	VERMONT 0.7%
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College, 5.00%, 10/1/42	Baa2	205,808
135,000	Vermont Educational & Health Buildings Financing Agency, University of Vermont Medical Center Project, Green Bonds, Revenue Bonds, 5.00%, 12/1/46	A3	155,950
			361,758
	WASHINGTON 3.1%
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aaa	250,396
200,000	City of Spokane Washington, General Obligation Unlimited, 4.00%, 12/1/40	Aa2	229,674
75,000	County of King Washington Refunding Limited Tax, General Obligation Limited, Ser. E, 4.00%, 7/1/31	Aaa	87,987
165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aaa	196,517
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	AA (3)	105,138
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3	364,290
250,000	Washington State, Water Utility Improvements, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	Aaa	301,074
			1,535,076

March 31, 2021

Principal Amount		Rating(1) (unaudited)	Value

	WISCONSIN 0.2%
$100,000	City of Stoughton, General Obligation Unlimited, Ser. A, 3.38%, 4/1/38	Aa2	$108,744

	WYOMING 0.5%
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A(3)	220,772

	TOTAL LONG-TERM MUNICIPAL SECURITIES (95.8%) (Cost $45,339,162)		$46,770,624
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.2%)		2,054,014
	NET ASSETS (5) (100.0%)		$48,824,638

(1)	Rated by Moody’s Investor Service unless otherwise specified.
(2)	Security no longer rated by Moody’s or Standard & Poor’s.
(3)	Rated by Standard & Poor’s.
(4)	Zero coupon bond.
(5)	For federal income tax purposes, the aggregate cost was $45,339,162, aggregate gross unrealized appreciation was $1,724,946, aggregate gross unrealized depreciation was $293,484 and the net unrealized appreciation was $1,431,462.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
BAM	Build America Mutual.
PSF-GTD	Permanent School Fund Guaranteed.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$—	$46,770,624	$—	$46,770,624
Total Investments in Securities	$—	$46,770,624	$—	$46,770,624

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.